Note 9 - Trade Accounts and Notes Payable (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2018	2017
Trade accounts payable	6,286	6,220
Notes payable	11	90
Total	6,297	6,310